Cover	May 12, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2026
Entity File Number	000-11676
Entity Registrant Name	BEL FUSE INC /NJ
Entity Central Index Key	0000729580
Entity Tax Identification Number	22-1463699
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	300 Executive Drive, Suite 300
Entity Address, City or Town	West Orange
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07052
City Area Code	201
Local Phone Number	432-0463
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock ($0.10 par value)
Title of 12(b) Security	Class A Common Stock ($0.10 par value)
Trading Symbol	BELFA
Security Exchange Name	NASDAQ
Class B Common Stock ($0.10 par value)
Title of 12(b) Security	Class B Common Stock ($0.10 par value)
Trading Symbol	BELFB
Security Exchange Name	NASDAQ